Warrants reserve (Tables)	3 Months Ended
Nov. 30, 2024
Warrants Reserve
Schedule of warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2024	36,190,769	$0.62	1.9
Balance – November 30, 2024	36,190,769	$0.62	1.7

Schedule of warrants outstanding

	Number of Warrants	Exercise price	Expiry date
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants - January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants - January 26, 2022	628,205	$0.44	January 26, 2027
Balance – November 30, 2024	36,190,769	$0.62(1)

(1)	Total represents weighted average.